Accounts and notes payable and accruals and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accounts and notes payable and accruals and other current liabilities
Schedule of accounts and notes payable

	As of December 31,
	2023	2024
	RMB	RMB
Commission payables to network partners and location partners	418,242	295,490
Entry fees payable to location partners	21,475	12,287
Payables for purchase of goods	273,906	185,945
Payables for maintenance cost	21,453	25,220
Others	32,593	44,490
Total	767,669	563,432

Schedule of accruals and other current liabilities

	As of December 31,
	2023	2024
	RMB	RMB
Deposits from end users	250,849	270,019
Advance from network partners	27,961	11,276
Contract liabilities(a)	18,681	4,335
Warranty liabilities	7,399	13,920
Vendor deposits	4,500	19,030
Others	27,569	26,898
Total	336,959	345,478

Schedule of reconciliation related to carried-forward contract liabilities

	Year Ended
	December 31,2023	December 31,2024
	RMB	RMB
Contract liabilities - beginning of year	—	18,681
Additions	67,033	17,828
Recognition	(48,352)	(32,174)
Contract liabilities - end of year	18,681	4,335